Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment branch	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	6
Segment Reporting Information [Line Items]
Assets	$ 10,779,237	$ 11,103,545
Net interest income	289,744	258,480	$ 239,266
Provision for credit losses	5,837	(4,399)	(5,741)
Non-interest income	157,825	147,473	140,172
Revenue before gains and losses	453,406	401,554	373,697
Gains and losses	1,269	1,014	(9,437)
Total net revenue	454,675	402,568	364,260
Total expenses	301,423	286,626	286,521
Net income	153,252	115,942	77,739
Customer
Segment Reporting Information [Line Items]
Net interest income	289,744	258,480	239,266
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	10,781,757	11,526,687
Provision for credit losses	5,837	(4,399)	(5,741)
Non-interest income	162,155	150,163	141,751
Revenue before gains and losses	457,736	404,244	375,276
Gains and losses	1,269	1,014	(9,437)
Total net revenue	459,005	405,258	365,839
Total expenses	305,753	289,316	288,100
Net income	153,252	115,942	77,739
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	289,744	258,480	239,266
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	4
Assets	$ 5,930,411	6,765,125
Provision for credit losses	4,618	(7,263)	(3,625)
Non-interest income	81,416	71,765	61,050
Revenue before gains and losses	265,958	226,610	202,513
Gains and losses	2,785	1,412	(2,503)
Total net revenue	268,743	228,022	200,010
Total expenses	192,006	164,503	159,474
Net income	76,737	63,519	40,536
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	178,600	160,466	142,488
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 1,324	1,642	2,600
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 3,242,343	3,393,256
Provision for credit losses	1,033	2,135	(466)
Non-interest income	46,004	41,364	39,508
Revenue before gains and losses	133,114	123,531	105,967
Gains and losses	(28)	(532)	(793)
Total net revenue	133,086	122,999	105,174
Total expenses	59,400	60,613	58,115
Net income	73,686	62,386	47,059
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	86,074	79,644	66,317
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	3	388	608
Operating Segments | Guernsey
Segment Reporting Information [Line Items]
Assets	1,563,835	1,132,663
Provision for credit losses	186	(395)	(103)
Non-interest income	23,005	24,623	26,171
Revenue before gains and losses	45,899	38,374	42,666
Gains and losses	(133)	(1,027)	(1,066)
Total net revenue	45,766	37,347	41,600
Total expenses	39,827	35,547	39,872
Net income	5,939	1,800	1,728
Operating Segments | Guernsey | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	24,039	14,469	17,025
Operating Segments | Guernsey | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(1,331)	(323)	(427)
Operating Segments | Switzerland
Segment Reporting Information [Line Items]
Assets	2,656	2,173
Provision for credit losses	0	0	0
Non-interest income	3,830	3,798	3,420
Revenue before gains and losses	3,830	3,839	3,420
Gains and losses	0	0	0
Total net revenue	3,830	3,839	3,420
Total expenses	3,574	3,366	3,320
Net income	256	473	100
Operating Segments | Switzerland | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	0	41	0
Operating Segments | Switzerland | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments | The Bahamas
Segment Reporting Information [Line Items]
Assets	9,059	81,604
Provision for credit losses	0	0	0
Non-interest income	3,940	4,666	5,295
Revenue before gains and losses	4,072	4,742	5,419
Gains and losses	0	0	1
Total net revenue	4,072	4,742	5,420
Total expenses	4,495	5,032	5,068
Net income	(423)	(290)	352
Operating Segments | The Bahamas | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	92	46	8
Operating Segments | The Bahamas | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	40	30	116
Operating Segments | United Kingdom
Segment Reporting Information [Line Items]
Assets	33,453	151,866
Provision for credit losses	0	1,124	(1,547)
Non-interest income	3,960	3,947	6,307
Revenue before gains and losses	4,863	7,148	15,291
Gains and losses	(1,355)	1,161	(5,076)
Total net revenue	3,508	8,309	10,215
Total expenses	6,451	20,255	22,251
Net income	(2,943)	(11,946)	(12,036)
Operating Segments | United Kingdom | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	939	3,814	13,428
Operating Segments | United Kingdom | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(36)	(1,737)	(2,897)
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(2,520)	(423,142)
Provision for credit losses	0	0	0
Non-interest income	(4,330)	(2,690)	(1,579)
Revenue before gains and losses	(4,330)	(2,690)	(1,579)
Gains and losses	0	0	0
Total net revenue	(4,330)	(2,690)	(1,579)
Total expenses	(4,330)	(2,690)	(1,579)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0		0
Inter-segment eliminations | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income		0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0